Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	Markham Woods Press Publishing Company, Inc.
Entity Central Index Key	0001649881
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017